Document and Entity Information	Jan. 18, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Entity Registrant Name	PROOF Acquisition Corp I
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41104
Entity Tax Identification Number	86-2707040
Entity Address, Address Line One	11911 Freedom Drive
Entity Address, Address Line Two	Suite 1080
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	571
Local Phone Number	310-4949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001853070
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	PACI.U
Security Exchange Name	NYSE
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	PACI
Security Exchange Name	NYSE
Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	PACI.WS
Security Exchange Name	NYSE